Exceptional items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unusual Or Infrequent Item1 [Line Items]
Investigation of strategic opportunities	€ 0.0	€ 18.8	€ 7.0
Expenses From Supply Chain Reconfiguration, Restructuring Activities	1.2	14.0	84.3
Findus Group integration costs	10.4	15.1	29.6
Costs related to transactions	0.0	3.2	4.8
Costs related to long-term management incentive plans	0.0	0.0	1.9
Other restructuring costs	0.0	0.0	(1.0)
Cisterna fire net income	0.0	0.0	4.3
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	8.3	0.0	0.0
Factory Optimization	1.6	0.0	0.0
Settlement of legacy matters	(3.8)	(5.6)	(1.8)
Remeasurement of indemnification assets	0.0	(8.3)	10.4
Adjustments For Exceptional Items	€ 17.7	€ 37.2	€ 134.5